Income Taxes - Additional Information (Detail) ¥ / shares in Units, $ / shares in Units, $ in Thousands, ¥ in Millions			12 Months Ended
	Apr. 01, 2018 JPY (¥)	Apr. 01, 2016	Dec. 31, 2021 CNY (¥) ¥ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 CNY (¥) ¥ / shares	Dec. 31, 2019 CNY (¥) ¥ / shares	Dec. 31, 2018	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Income Taxes [Line Items]
Paid-in capital			¥ 2,685,544,000		¥ 2,726,619,000			$ 421,420
Total deferred tax assets before valuation allowances			439,941,000		351,690,000			69,037
Valuation allowances			422,837,000		328,956,000			66,353
Undistributed earnings			741,272,000		781,772,000			116,322
Taxable losses			2,105,820,000	$ 330,449
Unrecognized tax benefit			177,526,000		179,492,000	¥ 65,936,000		27,858	$ 28,166
Unrecognized tax benefit net against deferred tax loss carryforwards			26,657,000	4,183	17,445,000
Unrecognized tax benefit presented in the other non-current liabilities line item			150,869,000	23,675	162,047,000
Amount of unrecognized tax benefits that if recognized would impact the annual effective tax rate			150,869,000		162,047,000			23,675
Interest accrued related to unrecognized tax benefits			1,449,000		9,099,000			227
Penalties related to unrecognised tax benefits			0
Income tax holiday, aggregate dollar amount			(44,909,000)	$ (7,047)	(18,671,000)	¥ (84,520,000)
Maximum [Member]
Income Taxes [Line Items]
Unrecognized deferred income tax liabilities			74,127,000		78,177,000			11,632
Minimum [Member]
Income Taxes [Line Items]
Unrecognized deferred income tax liabilities			¥ 37,064,000		¥ 39,089,000			$ 5,816
HNTE | Reduction in Taxes [Member]
Income Taxes [Line Items]
Exemption period for income tax			3 years	3 years
New Software Development Enterprise | Reduction in Taxes [Member]
Income Taxes [Line Items]
Exemption period for income tax			2 years	2 years
Cheetah Mobile Singapore
Income Taxes [Line Items]
Foreign statutory tax rate			17.00%	17.00%
HONG KONG | HK Zoom
Income Taxes [Line Items]
Foreign statutory tax rate			16.50%	16.50%
JAPAN | Japan Kingsoft
Income Taxes [Line Items]
Foreign statutory tax rate	23.20%	23.40%
Reduction in tax rate for stated period following the exemption period	23.20%
Paid-in capital	¥ 8
Foreign statutory tax rate over stated taxable income level	15.00%
JAPAN | Japan Kingsoft | Maximum [Member]
Income Taxes [Line Items]
Paid-in capital	¥ 100
PRC
Income Taxes [Line Items]
Statutory rate			25.00%	25.00%	25.00%	25.00%	25.00%
Withholding income tax rate for dividend paid to foreign tax resident investors (as a percent)			10.00%	10.00%
PRC | Reduction in Taxes [Member]
Income Taxes [Line Items]
Withholding tax, reduction			5.00%	5.00%
PRC | Maximum [Member]
Income Taxes [Line Items]
Taxable loss expiration Year			2031	2031
PRC | Minimum [Member]
Income Taxes [Line Items]
Taxable loss expiration Year					2022
PRC | New Software Development Enterprise
Income Taxes [Line Items]
Reduction in tax rate for stated period following the exemption period							50.00%
Income tax holiday, aggregate dollar amount			¥ (44,909,000)	$ (7,047)	¥ (18,671,000)	¥ 84,520,000
Income tax holiday and preferential tax rates, income tax benefits per share | (per share)			¥ (0.0314)	$ (0.0049)	¥ (0.0133)	¥ 0.0617
PRC | Beijing Security | HNTE
Income Taxes [Line Items]
Preferential tax rate					15.00%
PRC | Beijing Kingsoft Cheetah Technology Co | HNTE
Income Taxes [Line Items]
Preferential tax rate					15.00%
PRC | Antutu | HNTE
Income Taxes [Line Items]
Preferential tax rate					15.00%